Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Banks - 1.5%
JPMorgan Chase & Co.	22,000	$6,584,820

Beverages - 2.1%
PepsiCo, Inc.	65,000	9,372,350

Broadline Retail - 1.1%
Amazon.com, Inc. (a)	19,000	5,142,160

Capital Markets - 10.2%
Blackrock, Inc.	10,500	10,992,240
Charles Schwab Corp.	125,000	10,918,750
Intercontinental Exchange, Inc.	55,500	8,205,675
Morgan Stanley	31,000	6,448,000
S&P Global, Inc.	22,500	9,540,000
		46,104,665

Chemicals - 3.0%
Ecolab, Inc.	18,000	4,608,000
Linde PLC	17,500	8,709,575
		13,317,575

Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	227,000	7,438,790

Consumer Staples Distribution & Retail - 1.8%
Walmart, Inc.	69,000	7,986,750

Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	8,127,700

Electric Utilities - 2.1%
NextEra Energy, Inc.	110,000	9,571,100

Energy Equipment & Services - 1.6%
SLB Ltd.	130,000	7,091,500

Entertainment - 1.9%
Netflix, Inc. (a)	100,000	8,602,000

Financial Services - 6.6%
Mastercard, Inc. - Class A	37,500	18,524,250
Visa, Inc. - Class A	34,750	11,341,010
		29,865,260

Ground Transportation - 3.1%
Union Pacific Corp.	53,500	14,051,240

Health Care Providers & Services - 1.8%
Elevance Health, Inc.	21,000	8,256,990

Health Care Technology - 3.3%
Veeva Systems, Inc. - Class A (a)	86,000	14,993,240

Household Products - 1.2%
Colgate-Palmolive Co.	59,000	5,317,670

Industrial Conglomerates - 2.8%
Honeywell International, Inc.	52,500	12,487,650

Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	78,000	29,666,520

IT Services - 2.5%
Accenture PLC - Class A	60,000	11,224,200

Life Sciences Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.	27,500	13,544,025

Multi-Utilities - 1.0%
WEC Energy Group, Inc.	42,000	4,664,100

Oil, Gas & Consumable Fuels - 2.3%
EOG Resources, Inc.	35,000	4,668,300
Exxon Mobil Corp.	40,000	5,810,400
		10,478,700

Pharmaceuticals - 4.7%
Merck & Co., Inc.	142,000	16,858,240
Zoetis, Inc.	54,000	4,195,260
		21,053,500

Semiconductors & Semiconductor Equipment - 7.8%
NVIDIA Corp.	110,000	23,225,400
Texas Instruments, Inc.	39,000	11,921,520
		35,146,920

Software - 10.7%
Intuit, Inc.	45,000	14,918,850
Microsoft Corp.	74,000	33,317,760
		48,236,610

Specialty Retail - 2.4%
TJX Cos., Inc.	70,000	10,832,500

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	56,000	17,475,360

Textiles, Apparel & Luxury Goods - 4.4%
Lululemon Athletica, Inc. (a)	80,000	10,494,400
NIKE, Inc. - Class B	199,000	9,199,770
		19,694,170
TOTAL COMMON STOCKS (Cost $299,574,434)		436,328,065

EXCHANGE TRADED FUNDS - 1.3%	Shares	Value
iShares U.S. Energy ETF	100,000	5,984,000
TOTAL EXCHANGE TRADED FUNDS (Cost $1,644,990)		5,984,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.9%	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.54% (b)	8,622,829	8,622,829
TOTAL MONEY MARKET FUNDS (Cost $8,622,829)		8,622,829

TOTAL INVESTMENTS - 100.0% (Cost $309,842,253)		450,934,894
Other Assets in Excess of Liabilities - 0.0% (c)		70,681
TOTAL NET ASSETS - 100.0%		$451,005,575

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Bright Rock Quality Large Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$436,328,065	$–	$–	$436,328,065
Exchange Traded Funds	5,984,000	–	–	5,984,000
Money Market Funds	8,622,829	–	–	8,622,829
Total Investments	$450,934,894	$–	$–	$450,934,894

Refer to the Schedule of Investments for further disaggregation of investment categories.